Foreign exchange and derivative financial instruments	12 Months Ended
Dec. 31, 2024
Disclosure of financial instruments by type of interest rate [abstract]
Foreign exchange and derivative financial instruments
9. Foreign exchange and derivative financial instruments
Foreign exchange gains/(losses) are comprised of gains and losses associated with the remeasurement and settlement of foreign currency denominated financial assets and liabilities. For the year ended December 31, 2024, the Company recorded a net foreign exchange gain of $20,846.

	€150,000 Fixed Rate Loan (a)	€120,000 Fixed Rate Loan (b)	€100,000 Fixed Rate Loan (c)	€50,000 Fixed Rate Loan (d)	€32,800 Fixed Rate Loan	Euro Revolving Credit Facility ("RCF")	Other	Total
Foreign exchange gains/(losses) arising from:
Remeasurement and settlement of Euro denominated loan obligations (principal)	$2,910	$5,604	$6,150	$3,178	$2,168	$2,158	$—	$22,168
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	6	$62	111	49	30	13	—	271
Other	—	$—	—	—	—	—	(1,593)	(1,593)
Total foreign exchange gains/(losses) in 2024	$2,916	$5,666	$6,261	$3,227	$2,198	$2,171	$(1,593)	$20,846

(a)Note obtained November 15, 2024
(b)Note matured November 15, 2024
(c)Note increased from €75,000 to €100,000 from amendment dated April 29, 2024
(d)Note increased from €45,000 to €50,000 from amendment dated April 29, 2024
9. Foreign exchange and derivative financial instruments (continued)
The Company entered into derivative financial instruments to manage certain of its foreign currency and interest rate exposures. For the year ended December 31, 2024, the Company recorded a net loss on derivative financial instruments of $22,441, resulting in an overall net foreign exchange and financial instrument loss of $1,595. The following table demonstrates the types of derivative financial instruments entered into with respect to the above instruments and the composition of the net gain recognized in 2024:

	€150,000 Cross Currency Interest Rate Swaps	€150,000 Cross Currency Interest Rate Swaps	€150,000 Cross Currency Interest Rate Swaps	Foreign Exchange Forwards	Total
Cross Currency Interest Rate Swap Maturity	2024	2027	2029
Derivative financial instrument losses in 2024	$(5,348)	$(2,958)	$(5,461)	$(8,674)	$(22,441)
For the year ended December 31, 2023, the Company recorded a net foreign exchange loss of $11,981:

	€120,000 Fixed Rate Loan	€75,000 Fixed Rate Loan	€45,000 Fixed Rate Loan	€32,800 Fixed Rate Loan	Euro Revolving Credit Facility ("RCF")	Other	Total
Foreign exchange gains/(losses) arising from:
Remeasurement and settlement of Euro denominated loan obligations (principal)	$(4,608)	$(2,880)	$(1,728)	$(1,260)	$(1,528)	$—	$(12,004)
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	(35)	(22)	(7)	(11)	(8)	—	(83)
Other	—	—	—	—	—	106	106
Total foreign exchange gains/(losses) in 2023	$(4,643)	$(2,902)	$(1,735)	$(1,271)	$(1,536)	$106	$(11,981)

For the year ended December 31, 2023, the Company recorded a net gain on derivative financial instruments of $10,967, resulting in an overall net foreign exchange and financial instrument loss of $1,014. The following table demonstrates the types of derivative financial instruments entered into with respect to the above instruments and the composition of the net gain recognized in 2023:

	€150,000 Cross Currency Interest Rate Swaps	€50,800 Foreign Exchange Forwards	€42,000 Foreign Exchange Forwards	€30,000 Foreign Exchange Forwards	Euro Revolving Credit Facility ("RCF") Forwards	Other Foreign Exchange Forwards	Total
Derivative financial instrument gains in 2023	$7,684	$787	$645	$448	$1,402	$1	$10,967
9. Foreign exchange and derivative financial instruments (continued)
For the year ended December 31, 2022, the Company recorded a net foreign exchange gain of $19,990:

	€120,000 Fixed Rate Loan	€75,000 Fixed Rate Loan	€45,000 Fixed Rate Loan	€32,800 Fixed Rate Loan	Euro Revolving Credit Facility ("RCF")	Other	Total
Foreign exchange gains/(losses) arising from:
Remeasurement and settlement of Euro denominated loan obligations (principal)	$9,315	$4,950	$2,970	$2,165	$92	$—	$19,492
Remeasurement and settlement of Euro denominated loan obligations (finance cost)	(80)	49	57	27	1	—	54
Other	—	—	—	—	—	444	444
Total foreign exchange gains/(losses) in 2022	$9,235	$4,999	$3,027	$2,192	$93	$444	$19,990

For the year ended December 31, 2022, the Company recorded a net loss on derivative financial instruments of $18,534, resulting in an overall net foreign exchange and financial instrument gain of $1,456. The following table demonstrates the types of derivative financial instruments entered into with respect to the above instruments and the composition of the net loss recognized in 2022:

	€150,000 Cross Currency Interest Rate Swaps	€50,800 Foreign Exchange Forwards	€42,000 Foreign Exchange Forwards	€30,000 Foreign Exchange Forwards	Euro Revolving Credit Facility ("RCF") Forwards	Other Foreign Exchange Forwards	Total
Derivative financial instrument gains in 2022	$(6,274)	$(5,058)	$(4,401)	$(2,802)	$—	$1	$(18,534)

9. Foreign exchange and derivative financial instruments (continued)
Activity within the Company’s derivative financial instruments for the years ended December 31, 2024, December 31, 2023 and December 31, 2022 consists of the following:

	Derivative Financial Instruments - Asset/(Liability)
	Cross Currency Interest Rate Swaps Economic Hedge	Interest Rate Swaps	Foreign Exchange Forwards Economic Hedge	Natural Gas Futures Cash Flow Hedge	Total Derivatives	Credit Support Payments/ (Receipts)	Net Exposure
January 1, 2022	$(11,922)	—	$(3,727)	$(1,228)	$(16,877)	$16,390	$(487)
Gain/(Loss) on derivative financial instruments	(6,274)	—	(12,260)	—	(18,534)	—	(18,534)
Gain/(Loss) on derivative financial instruments through OCI	—	—	—	4,267	4,267	—	4,267
Gain/(Loss) on derivative financial instruments through finance costs	—	3,461	—	—	3,461	—	3,461
Settlement of derivative financial instruments	—	250	19,827	(5,969)	14,108	—	14,108
Credit support receipts on derivative financial instruments, net	—	—	—	—	—	(633)	(633)
December 31, 2022	$(18,196)	$3,711	$3,840	$(2,930)	$(13,575)	$15,757	$2,182
Gain/(Loss) on derivative financial instruments	7,684	—	3,283	—	10,967	—	10,967
Gain/(Loss) on derivative financial instruments through OCI	—	—	—	(4,387)	(4,387)	—	(4,387)
Gain/(Loss) on derivative financial instruments through finance costs	—	(186)	—	—	(186)	—	(186)
Settlement of derivative financial instruments	—	(1,453)	(1,819)	7,327	4,055	—	4,055
Credit support receipts on derivative financial instruments, net	—	—	—	—	—	(11,429)	(11,429)
December 31, 2023	$(10,512)	$2,072	$5,304	$10	$(3,126)	$4,328	$1,202
Gain/(Loss) on derivative financial instruments	(13,766)	—	(8,675)	—	(22,441)	—	(22,441)
Gain/(Loss) on derivative financial instruments through OCI	—	—	—	(110)	(110)	—	(110)
Gain/(Loss) on derivative financial instruments through finance costs	—	71	—	—	71	—	71
Settlement of derivative financial instruments	15,860	(1,434)	2,357	100	16,883	—	16,883
Credit support receipts on derivative financial instruments, net	—	—	—	—	—	(243)	(243)
December 31, 2024	$(8,418)	$709	$(1,014)	$—	$(8,723)	$4,085	$(4,638)
As described further in Note 25, the Company’s risk management strategy involves the use of cross-currency and interest rate swaps, and forward foreign exchange and commodities contracts.
•Cross-currency and interest rate swaps are used to fix the U.S. Dollar cashflows (principal and interest) associated with Euro denominated borrowings. Over the life of the instruments, there is breakage in the derivative mark-to-
9. Foreign exchange and derivative financial instruments (continued)
•market and foreign exchange gain/loss on borrowings due to the employment of partial term economic hedging strategies, the impact of the yield curve and evolution of the USD/Euro exchange rate on the derivative valuations.
•Foreign exchange forwards are used to mitigate the variation of the USD/Euro exchange rate for short-term intervals over the life of Euro denominated borrowings. The Company monitors market expectations for the USD/Euro exchange rate and will periodically buy USD/sell Euro to offset foreign exchange variation on designated Euro denominated transactions for the duration of the forwards. Over the life of the instruments, there is breakage in the derivative mark-to-market and foreign exchange gain/loss on borrowings due to the partial term economic hedging strategies and forward points associated with the derivative valuations.
•Natural gas commodities futures may be used to fix the variable component of certain highly probable forecasted purchases.